Discontinued Operations (Tables)	6 Months Ended
Jul. 31, 2021
Discontinued Operations
Schedule of Discontinued Operations

The financial performance and cash flow information presented are for the 3 months ended April 30, 2021 (2021 column) and 6 months ended July 31, 2020.

	3 months ended 30 April 2021 US $000’s	6 months ended 31 July 2020 US $000’s
Revenue from contracts with customers	11,209	13,412
Other gains/(losses)	640	-
Expenses	(16,062)	(19,596)
Operating loss	(4,213)	(6,184)
Finance costs	(525)	(449)
Loss before tax from discontinued operations	(4,738)	(6,633)
Income tax expense	(33)	(26)
Loss after income tax of discontinued operations	(4,771)	(6,659)
Exchange translation reserve on foreign operations	3,481	(2,190)
Total comprehensive Loss for the period	(1,290)	(8,849)

Calculation of Total loss from discontinued operations

Loss after tax from discontinued operations	(4,771)	(6,659)
Loss on disposal of discontinued operations	(10,796)	-
Total loss from discontinued operation	(15,567)	(6,659)

Earnings per share
Basic loss for the year from discontinued operations	(0.021)	(0.515)
Diluted loss for the year from discontinued operations	(0.021)	(0.515)

Net cash flows incurred by Bendon are as follows:

Net cash inflow/(outflow) from operating activities	(3,282)	258
Net cash inflow/(outflow) from investing activities	(31)	(129)
Net cash inflow/(outflow) from financing activities	(49,627)	8,879
Net increase in cash generated by the subsidiary	(52,940)	9,008

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

Details of the sale of the subsidiary

US $000’s
I. Consideration
Completion payment	-
Inventory adjustment amount	(3,525)
Intercompany debt forgiveness	(31,250)
Transaction cost	(217)
Adjustment amount
Working capital adjustment	(639)
Term loan repaid	(10,505)
Transaction cost considered as a part of adjustment amount	(412)
Contingent consideration	-
Total Consideration (A)	(46,548)

II. Less: Carrying amount of net assets of Bendon Group (B)	(35,783)
Loss on sale before income tax and reclassification of Foreign currency translation reserve (A-B)	(10,765)
Reclassification of foreign currency translation reserve	(31)
Income tax expense on gain	-
Loss on sale of Bendon Group	(10,796)

The carrying amounts of assets and liabilities of Bendon group is as follows:

Particulars	30-Apr-2021 US$ 000’s	31-Jan-2021 US$ 000’s
Property, plant and equipment	2,016	2,131
Intangible Assets	2,576	2,539
Right of Use Assets	10,798	13,173
Cash and cash equivalents	12,464	64,497
Trade Receivables	1,206	5,436
Inventories	10,168	9,548
Prepayments	3,816	-
Other receivables	33	-
Total Assets	43,077	97,324

Trade and other payables	5,748	8,108
Lease Liabilities	12,747	15,429
Borrowings	-	10,376
Related party payables	57,535	95,334
Provisions	2,684	1,491
Tax	146	129
Total Liabilities	78,860	130,867

Net Assets	(35,783)	(33,543)